General information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) facility	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 employee	Dec. 31, 2022
General information
Number of production facilities operated | facility	24
Number of employees		5,761	4,875	6,300	6,319
Revenue | $	$ 4,689	$ 4,055	$ 3,451